UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22390

 NAME OF REGISTRANT:                     Pyxis Premium Long/Short
                                         Equity Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 200 Crescent Court
                                         Suite 700
                                         Dalas, TX 75201

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Pyxis Capital Management,
                                         L.P.
                                         200 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 REGISTRANT'S TELEPHONE NUMBER:          877-665-1287

 DATE OF FISCAL YEAR END:                06/30

 DATE OF REPORTING PERIOD:               07/01/2011 - 06/30/2012


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Report contains no data for selected criteria.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Pyxis Premium Long/Short Equity Fund
By (Signature)       /s/ Ethan Powell
Name                 Ethan Powell
Title                President
Date                 08/30/2012